Property and equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property and equipment [Abstract]
Schedule of Property and Equipment

(In thousands)	December 31, 2014	December 31, 2015
Servers and network equipment	32,109	37,332
Computer equipment	1,947	1,544
Furniture, fixtures and office equipment	651	856
Motor vehicles	339	320
Leasehold improvements	1,692	2,504
Total original costs	36,738	42,556
Less: Accumulated depreciation	(20,330)	(24,534)
Construction in progress	—	14
Total	16,408	18,036

Summary of Depreciation Expense

	December 31,	December 31,	December 31,
(In thousands)	2013	2014	2015
Cost of revenues	4,317	5,652	5,003
General and administrative expenses	690	715	628
Sales and marketing expenses	105	133	15
Total	5,112	6,500	5,646